UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-3657

DWS State Tax-Free Income Series

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 08/31

Date of reporting period:11/30/08

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of November 30, 2008 (Unaudited)

DWS California Tax-Free Income Fund

	Principal Amount ($)	Value ($)

Municipal Bonds and Notes 95.0%
California 80.3%
Anaheim, CA, Other General Obligation Lease, Public Financing Authority, Public Improvements Project:
Series C, Zero Coupon, 9/1/2017 (a)	1,455,000	921,786
Series C, Zero Coupon, 9/1/2018 (a)	1,000,000	587,080
Series C, 6.0%, 9/1/2014 (a)	1,000,000	1,129,070
Series C, 6.0%, 9/1/2016 (a)	1,000,000	1,111,410
Series A, 6.0%, 9/1/2024 (a)	3,500,000	3,770,900
Anaheim, CA, Redevelopment Agency Tax Allocation, Merged Redevelopment Project Area, Series A, 5.0%, 2/1/2025 (a)	5,000,000	4,780,500
Benicia, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 8/1/2017 (a)	1,735,000	1,096,346

Series A, Zero Coupon, 8/1/2018 (a)	1,510,000	884,347
Big Bear Lake, CA, Water Revenue:
6.0%, 4/1/2015 (a)	3,400,000	3,690,530
6.0%, 4/1/2022 (a)	13,500,000	14,445,405
Brentwood, CA, Infrastructure Financing Authority, Water Revenue, 5.75%, 7/1/2038	2,000,000	2,002,800
Burbank, CA, School District General Obligation, Unified School District, Series B, Zero Coupon, 8/1/2014 (a)	3,000,000	2,327,220
Cabrillo, CA, County General Obligation Lease, Unified School District, Series A, Zero Coupon, 8/1/2019 (a)	4,000,000	2,213,400
California, Center Unified School District, Series C, Zero Coupon, 9/1/2014 (a)	2,240,000	1,730,714
California, Health Facilities Finance Authority Revenue, Kaiser Permanente, Series A, Zero Coupon, 10/1/2012 (a)	4,900,000	4,249,868
California, Health Facilities Financing Authority Revenue, Providence Health & Services, Series C, 6.5%, 10/1/2033	2,000,000	2,019,880
California, Health Facilities Financing Authority Revenue, Sutter Health, Series A, 5.25%, 8/15/2022	1,665,000	1,557,358
California, Higher Education Revenue, Educational Facilities Authority, University of San Diego, Zero Coupon, 10/1/2014 (a)	1,470,000	1,131,224
California, Residential Efficiency Financing Authority Certificates of Participation, Capital Improvements, Series 2007, 5.5%, 4/1/2017 (a)	35,000	35,345
California, Resource Recovery Revenue, Tobacco Securitization Authority, Series A, Prerefunded, 5.375%, 6/1/2041	5,000,000	5,433,250
California, Senior Care Revenue, Statewide Community Development Authority, ETM, 5.6%, 11/15/2013	4,750,000	5,088,342
California, Single Family Housing Revenue, Mortgage Finance Authority, AMT, Series B, 7.3%, 6/1/2031	25,000	25,719
California, Special Assessment Revenue, Golden State Tobacco Securitization Corp.:
Series A-1, 5.0%, 6/1/2033	10,000,000	6,069,300
Series A-1, 5.75%, 6/1/2047	4,815,000	3,035,761
Series 2003-A-1, Prerefunded, 6.75%, 6/1/2039	16,750,000	19,277,240
California, State Agency General Obligation Lease, Public Works Board, Department of Corrections:
Series A, 7.4%, 9/1/2010 (a)	1,000,000	1,075,390
Series A-2, 7.4%, 9/1/2010	3,365,000	3,618,687
California, State General Obligation:
5.125%, 4/1/2024	7,400,000	7,018,826
5.125%, 11/1/2024	1,000,000	947,310
California, State General Obligation, Economic Recovery, Series A, 5.0%, 7/1/2015 (a)	15,300,000	16,264,053
California, State General Obligation, Various Purposes:
5.0%, 11/1/2026	10,000,000	9,104,800
5.0%, 6/1/2029 (a)	10,000,000	8,850,600
5.0%, 12/1/2031 (a)	10,000,000	8,682,500
California, State Public Works Board, Lease Revenue, Department of Mental Health, Series A, 5.5%, 6/1/2022	2,600,000	2,603,900
California, State University Revenue:
Series C, 5.0%, 11/1/2019 (a)	10,000,000	10,204,800
Series A, 5.0%, 11/1/2024 (a)	5,000,000	4,798,250
California, Statewide Communities Development Authority, Certificates of Participation, Sutter Health, 6.0%, 8/15/2017 (a)	1,000,000	1,036,290
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Cedars-Sinai Medical Center, 6.5%, 8/1/2012	11,060,000	11,706,678
California, Statewide Communities Development Authority Revenue, Certificates of Participation, Children's Hospital of Los Angeles, 6.0%, 6/1/2010 (a)	1,000,000	1,034,730
California, Statewide Communities Development Authority Revenue, Kaiser Permanente, Series B, 3.381% *, 4/1/2036	5,000,000	2,925,000
California, Statewide Communities Development Authority Revenue, St. Joseph, 5.125%, 7/1/2024 (a)	10,000,000	9,126,000
Capistrano, CA, School District General Obligation, Unified School District, Improvement District No. 1, Series A, 6.25%, 8/1/2018 (a)	1,000,000	1,049,500

Carlsbad, CA, School District General Obligation, Unified School District, Zero Coupon, 11/1/2018 (a)	3,050,000	1,848,971
Chino Basin, CA, Water & Sewer Revenue, Regional Financing Authority, 5.9%, 8/1/2011 (a)	1,290,000	1,391,420
Chino Valley, CA, Unified School District, Election 2002, Series C, 5.25%, 8/1/2030 (a)	5,000,000	4,721,600
Contra Costa County, CA, GNMA Mortgage-Backed Securities Program, AMT, ETM, 7.75%, 5/1/2022	2,715,000	3,324,708
Corona, CA, Sales & Tax Revenue, Community Facilities District, Series 90-1-A, 5.5%, 9/1/2015 (a)	9,240,000	9,853,536
Corona-Norco, CA, Sales & Tax Revenue, Unified School District Public Financing Authority, Series A, 5.75%, 9/1/2014 (a) (b)	2,365,000	2,365,378
Dry Creek, CA, School District General Obligation, Joint Elementary School District:
Series A, Zero Coupon, 8/1/2016 (a)	555,000	399,100
Series A, Zero Coupon, 8/1/2021 (a)	1,920,000	968,563
Series A, Zero Coupon, 5/1/2022 (a)	1,385,000	661,559
Encinitas, CA, State General Obligation, Unified School District, Zero Coupon, 8/1/2017 (a)	4,000,000	2,579,400
Escondido, CA, School District General Obligation, Unified High School District:
Zero Coupon, 5/1/2015 (a)	3,165,000	2,297,252
Zero Coupon, 5/1/2016 (a)	3,335,000	2,269,801
ETM, Zero Coupon, 11/1/2017 (a)	5,500,000	3,777,180
Zero Coupon, 11/1/2018 (a)	4,605,000	2,624,251
ETM, Zero Coupon, 11/1/2020 (a)	7,000,000	3,933,650
Foothill, CA:
ETM, Zero Coupon, 1/1/2018 (a)	10,000,000	6,714,200
ETM, Zero Coupon, 1/1/2020 (a)	10,000,000	5,883,400
Series A, Prerefunded, 7.15%, 1/1/2013	975,000	1,054,414
Foothill, CA, School District General Obligation, Zero Coupon, 8/1/2016 (a)	4,755,000	3,333,160
Foothill, CA, Toll Road Revenue, Eastern Corridor Agency:
Zero Coupon, 1/15/2017 (a)	5,975,000	3,198,597
Zero Coupon, 1/15/2018 (a)	6,250,000	3,084,750
Series A, ETM, Zero Coupon, 1/1/2020	6,100,000	3,588,874
Step-up Coupon, 0% to 7/15/2009, 5.8% to 1/15/2020 (a)	6,500,000	6,354,400
Zero Coupon, 1/15/2025	10,000,000	2,666,400
Step-up Coupon, 0% to 7/15/2009, 5.875% to 1/15/2026	5,000,000	4,247,850
Fresno, CA, School District General Obligation, Unified School District:
Series C, 5.9%, 2/1/2017 (a)	1,760,000	1,883,235
Series A, 6.4%, 8/1/2016 (a)	2,000,000	2,270,040
Healdsburg, CA, School District General Obligation, Unified School District, Zero Coupon, 7/15/2014 (a)	400,000	306,720
Las Virgenes, CA, School District General Obligation, Unified School District:
Series A, Zero Coupon, 11/1/2013 (a)	2,150,000	1,779,275
Series A, Zero Coupon, 11/1/2014 (a)	1,050,000	831,831
Series A, Zero Coupon, 11/1/2015 (a)	1,275,000	959,680
Long Beach, CA, Harbor Revenue, AMT:
Series A, 6.0%, 5/15/2016 (a)	8,430,000	8,670,424
Series A, 6.0%, 5/15/2019 (a)	10,600,000	10,577,740
Long Beach, CA, Port Authority Revenue, AMT:
Series A, 5.75%, 5/15/2016	12,570,000	12,688,032
Series A, 6.0%, 5/15/2017 (a)	1,500,000	1,534,080
Series A, 6.0%, 5/15/2018 (a)	4,000,000	4,049,680
Los Angeles County, CA, Core City General Obligation Lease, Convention and Exhibition Center Authority, Series A, 6.125%, 8/15/2011 (a)	1,000,000	1,086,890
Los Angeles, CA, Airport Revenue, AMT, Series B, 5.5%, 8/1/2016 (a)	6,500,000	6,391,450
Los Angeles, CA, Pollution Control Revenue, 6.0%, 6/1/2021 (a)	2,000,000	2,194,680
Lucia Mar, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2016 (a)	1,000,000	684,880
Merced, CA, School District General Obligation, High School District:
Series A, Zero Coupon, 8/1/2014 (a)	2,045,000	1,564,548
Series A, Zero Coupon, 8/1/2015 (a)	2,090,000	1,508,771
Series A, Zero Coupon, 8/1/2016 (a)	2,140,000	1,449,294

Midpeninsula Regional Open Space District, CA, Other General Obligation Lease, ETM, Zero Coupon, 9/1/2020 (a)	1,190,000	670,958
Millbrae, CA, Senior Care Revenue, Magnolia of Millbrae Project, AMT, Series A, 7.375%, 9/1/2027	3,560,000	3,046,897
Modesto, CA, General Obligation Lease, Community Project, Series A, 5.6%, 11/1/2014 (a)	1,370,000	1,442,692
Montebello, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2013 (a)	1,945,000	1,588,365
Murrieta Valley, CA, General Obligation, Unified School District:
Series A, Zero Coupon, 9/1/2016 (a)	2,500,000	1,730,300
5.0%, 9/1/2026 (a)	7,155,000	6,901,427
Northern California, Power Agency, Prerefunded, 7.0%, 7/1/2016	210,000	261,547
Oakland, CA, Port Authority Revenue, AMT, 5.75%, 11/1/2014 (a)	2,500,000	2,465,550
Palmdale, CA, School District General Obligation, School Building Project, Zero Coupon, 10/1/2019 (a)	1,420,000	794,121
Pittsburg, CA, Redevelopment Agency Tax Allocation, Los Medanos Community Project, Series A, 6.5%, 9/1/2028	10,000,000	9,371,500
Rancho, CA, Water District Financing Authority Revenue:
Series A, 5.0%, 8/1/2027 (a)	14,100,000	11,823,555
Series A, 5.0%, 8/1/2029 (a)	8,400,000	6,931,680
Redwood City, CA, School District General Obligation, Elementary School District, Zero Coupon, 8/1/2017 (a)	1,635,000	1,054,330
Richmond, CA, Water & Sewer Revenue, ETM, Zero Coupon, 8/1/2020 (a)	2,495,000	1,387,619
Riverside County, CA, Hospital & Healthcare Revenue, Asset Leasing Corp.:
Zero Coupon, 6/1/2015 (a)	1,750,000	1,304,380
Zero Coupon, 6/1/2016 (a)	2,395,000	1,680,212
Sacramento County, CA, Sales & Special Tax Revenue, Community Facilities District No. 1:
5.5%, 12/1/2010	1,085,000	1,076,787
6.0%, 9/1/2011	850,000	844,067
6.125%, 9/1/2014	605,000	586,148
6.3%, 9/1/2021	1,500,000	1,315,470
Sacramento County, CA, Water Finance Authority Revenue, Water Agency Zones 40 & 41:
Series B, 2.453% *, 6/1/2039 (a)	10,000,000	5,100,000
Series A, 5.0%, 6/1/2026 (a)	11,435,000	10,663,481
Sacramento, CA, Electric Revenue, Municipal Utility District:
Series U, 5.0%, 8/15/2026 (a)	2,615,000	2,459,512
Series U, 5.0%, 8/15/2027 (a)	2,025,000	1,876,183
Series U, 5.0%, 8/15/2028 (a)	2,045,000	1,881,155
Series K, 5.75%, 7/1/2018 (a) (b)	5,170,000	5,614,155
Series G, 6.5%, 9/1/2013 (a)	1,270,000	1,375,905
Sacramento, CA, Other General Obligation Lease, City Financing Authority:
Series B, 5.0%, 11/1/2014	4,200,000	4,363,548
Series A, 5.4%, 11/1/2020 (a) (b)	5,000,000	5,211,150
Sacramento, CA, Project Revenue, City Financing Authority, Convention Center Hotel, Series A, Prerefunded, 6.25%, 1/1/2030	9,900,000	10,341,144
Sacramento, CA, Sales & Special Tax Revenue, Finance Authority, Series B, Zero Coupon, 11/1/2016 (a)	2,685,000	1,792,399
Saddleback Valley, CA, Sales & Special Tax Revenue, Unified School District, Public Financing Authority:
Series A, 6.0%, 9/1/2013 (a)	1,000,000	1,116,070
Series A, 6.0%, 9/1/2014 (a) (b)	2,195,000	2,478,309
Series A, 6.0%, 9/1/2015 (a)	1,000,000	1,132,270
San Bernardino, CA, County General Obligation, Medical Center Financing Project:
5.5%, 8/1/2017 (a)	3,965,000	3,968,727
6.0%, 8/1/2009 (a)	1,045,000	1,063,873
San Bernardino, CA, Other Revenue Lease:
Series A, 5.25%, 11/1/2013 (a)	3,115,000	3,287,789
Series A, 5.25%, 11/1/2014 (a)	2,330,000	2,448,760
San Bruno Park, CA, School District, General Obligation:

Zero Coupon, 8/1/2014 (a)	1,010,000	793,133
Zero Coupon, 8/1/2016 (a)	1,000,000	700,980
Zero Coupon, 8/1/2017 (a)	1,000,000	656,410
Zero Coupon, 8/1/2019 (a)	1,100,000	621,467
San Diego, CA, School District General Obligation, Election of 1998:
Series B, 6.0%, 7/1/2019 (a)	3,350,000	3,777,058
Series B, 6.05%, 7/1/2018 (a)	770,000	876,583
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2027	5,085,000	5,011,827
San Francisco, CA, City & County Airports Commission, International Airport Revenue, AMT:
Series 24A, 5.75%, 5/1/2012 (a)	2,570,000	2,586,654
Series 25, 5.75%, 5/1/2012 (a)	2,890,000	2,908,727
Series 24A, 5.75%, 5/1/2013 (a)	2,730,000	2,753,969
Series 25, 5.75%, 5/1/2013 (a)	3,070,000	3,104,568
Series 24A, 5.75%, 5/1/2014 (a)	2,890,000	2,901,329
Series 24A, 5.75%, 5/1/2015 (a)	3,060,000	3,062,203
Series 24A, 5.875%, 5/1/2016 (a)	3,250,000	3,241,517
Series 24A, 6.0%, 5/1/2011 (a)	2,160,000	2,194,819
Series 25, 6.0%, 5/1/2011 (a)	2,730,000	2,774,008
San Joaquin Hills, CA, Toll Road Revenue, Transportation Corridor Agency:
ETM, Zero Coupon, 1/1/2010	1,500,000	1,471,575
ETM, Zero Coupon, 1/1/2014	3,680,000	3,088,698
Series A, Zero Coupon, 1/15/2015 (a)	12,065,000	8,992,044
Series A, Zero Coupon, 1/15/2016 (a)	3,485,000	2,439,848
Series A, Zero Coupon, 1/15/2017 (a)	3,965,000	2,586,687
Series A, Zero Coupon, 1/15/2018 (a)	2,640,000	1,591,154
Series A, Zero Coupon, 1/15/2019 (a)	3,185,000	1,775,383
San Jose, CA, School District General Obligation, Unified School District, Series A, ETM, Zero Coupon, 8/1/2017 (a)	1,350,000	938,763
San Juan, CA, San Juan Project, Series D, ETM, 6.75%, 7/1/2020 (a)	1,595,000	1,885,832
San Mateo County, CA, Joint Powers Financing Authority Lease Revenue, Youth Services Campus, Series A, 5.0%, 7/15/2033	3,500,000	3,118,290
San Ysidro, CA, School District General Obligation, 6.125%, 8/1/2021 (a)	1,400,000	1,531,768
Santa Ana, CA, Other General Obligation, Police Administration and Holding Facility, Series A, 6.25%, 7/1/2024 (a)	2,000,000	2,147,500
Santa Cruz County, CA, County General Obligation Lease, Capital Facilities Project:
5.5%, 9/1/2017 (a)	1,005,000	993,784
5.5%, 9/1/2018 (a)	1,060,000	1,031,687
5.6%, 9/1/2019 (a)	1,115,000	1,076,053
5.6%, 9/1/2020 (a)	1,180,000	1,120,528
5.65%, 9/1/2024 (a)	1,445,000	1,322,840
5.65%, 9/1/2025 (a)	1,520,000	1,378,306
5.65%, 9/1/2026 (a)	1,605,000	1,445,944

Santa Margarita/Dana Point, CA, Special Assessment Revenue, Improvement District Authority:
Series B, 7.25%, 8/1/2012 (a)	3,675,000	4,194,608
Series B, 7.25%, 8/1/2013 (a)	3,400,000	3,964,366
Santaluz, CA, Special Tax Bonds, Santaluz Community Facilities District No. 2, Improvement Area No. 1:
6.25%, 9/1/2021	1,985,000	1,732,329
6.375%, 9/1/2030	4,890,000	4,000,851
Southern California, Electric Revenue, Public Power Authority, Power Project, 6.75%, 7/1/2010	6,000,000	6,406,020
Southern California, Electric Revenue, Public Power Authority, Transmission Project, Zero Coupon, 7/1/2015	2,000,000	1,509,440
Southern California, Metropolitan Water District, Waterworks Revenue:
Series A, ETM, 5.75%, 7/1/2021	880,000	979,889
Series A, 5.75%, 7/1/2021	1,120,000	1,211,907

Southern California, Natural Gas Project Revenue, Public Power Authority, Project No. 1, Series A, 5.25%, 11/1/2026	5,000,000	3,406,600
Tahoe Truckee, CA, School District General Obligation, Unified School District Capital Improvement, Series A, Zero Coupon, 8/1/2022 (a)	3,600,000	1,572,372
Temple City, CA, School District General Obligation, Series A, Zero Coupon, 8/1/2015 (a)	1,250,000	917,200
Ukiah, CA, School District General Obligation, Unified School District, Zero Coupon, 8/1/2016 (a)	2,000,000	1,363,620
West Covina, CA, Sales & Special Tax Revenue, Fashion Plaza, 5.75%, 9/1/2009	305,000	312,976

		564,161,922
Puerto Rico 13.6%
Commonwealth of Puerto Rico, Aqueduct & Sewer Authority Revenue, Series A, 6.0%, 7/1/2038	8,000,000	7,132,720
Commonwealth of Puerto Rico, General Obligation, Public Improvement:
Series A, 5.25%, 7/1/2022	2,000,000	1,747,000
Series A, 5.5%, 7/1/2019 (a)	22,650,000	21,271,747
Puerto Rico, Electric Power Authority Revenue:
Series JJ, 5.375%, 7/1/2017 (a)	2,105,000	2,020,947
Series JJ, 5.375%, 7/1/2018 (a)	8,710,000	8,195,762
Series KK, 5.5%, 7/1/2015 (a)	25,000,000	26,587,000
Puerto Rico, Industrial Development Revenue, Industrial Tourist Educational, Medical & Environmental Central Facilities:
Series A, 5.625%, 7/1/2015 (a)	2,190,000	2,241,575
Series A, 5.625%, 7/1/2016 (a)	2,215,000	2,267,163
5.625%, 7/1/2017 (a)	2,345,000	2,379,612
Puerto Rico, Public Buildings Authority Revenue, Government Facilities, Series A, ETM, 6.25%, 7/1/2013 (a)	1,000,000	1,161,930
Puerto Rico, Sales & Special Tax Revenue, Commonwealth Infrastructure Finance Authority, Series A, 5.5%, 10/1/2020	2,000,000	2,039,840
Puerto Rico, Sales & Special Tax Revenue, Highway & Transportation Authority:
Series Z, 6.0%, 7/1/2018 (a)	7,250,000	7,762,430
Series Z, 6.25%, 7/1/2014 (a)	1,000,000	1,030,050
Series A, 6.25%, 7/1/2016 (a)	750,000	823,973
Puerto Rico, State General Obligation:
5.5%, 7/1/2015 (a)	3,665,000	3,614,130
5.65%, 7/1/2015 (a)	1,000,000	994,250
6.5%, 7/1/2015 (a)	4,000,000	4,145,760

		95,415,889
Virgin Islands 1.1%
Virgin Islands, Sales & Special Tax Revenue, Public Finance Authority, Series A, Prerefunded, 6.5%, 10/1/2024	7,500,000	8,211,675

Total Municipal Bonds and Notes (Cost $680,144,662)		667,789,486
Municipal Inverse Floating Rate Notes (c) 13.9%
California
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2031 (d)	11,475,000	10,516,428
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962, 144A, 12.665%, 4/1/2031, Leverage Factor at purchase date: 3 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2025 (d)	13,870,000	13,598,993
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-3, 144A, 16.509%, 4/1/2025, Leverage Factor at purchase date: 4 to 1
California, Bay Area Toll Authority, Toll Bridge Revenue, Series F, 5.0%, 4/1/2026 (d)	17,205,000	16,759,090
Trust: California, Bay Area Toll Authority, Toll Bridge Revenue, Series 1962-2, 144A, 16.524%, 4/1/2026, Leverage Factor at purchase date: 4 to 1
California, State Community Center, College District, Election 2002, Series A, 5.0%, 8/1/2026 (a) (d)	10,630,000	10,361,539
Trust: California, State Community Center, Series 2008-1154, 144A, 8.21%, 8/1/2026, Leverage Factor at purchase date: 2 to 1

California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2023 (d)	3,158,944	3,139,878
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2024 (d)	2,257,732	2,244,105
California, State Department of Water Resources, Water Revenue, Central Valley Project, Series AE, 5.0%, 12/1/2025 (d)	1,881,443	1,870,088
Trust: California, State Department of Water Resources, Water Revenue, Series 2705, 144A, 10.179%, 12/1/2023, Leverage Factor at purchase date: 3 to 1
California, State Department of Water Resources, Power Supply Revenue, Series A, Prerefunded, 5.375%, 5/1/2018 (a) (d)	15,000,000	16,770,075
Trust: California, State Department of Water Resources, Power Supply Revenue, Series 309, 144A, 9.475%, 5/1/2018, Leverage Factor at purchase date: 2 to 1
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2027 (a) (d)	2,137,063	1,999,546
San Diego County, CA, Water Authority Revenue, Certificates of Participation, Series 2008-A, 5.0%, 5/1/2028 (a) (d)	1,944,611	1,819,478
Trust: San Diego County, CA, Certificate of Participation, Water Utility Improvements, Series 2008-1104, 144A, 8.213%, 5/1/2027, Leverage Factor at purchase date: 2 to 1
San Francisco, CA, Bay Area Rapid Transit District, Election of 2004, Series B, 5.0%, 8/1/2032 (d)	10,002,999	9,489,142
Trust: San Francisco, CA, General Obligation, Series 3161, 144A, 12.118%, 8/1/2032, Leverage Factor at purchase date: 3 to 1
Santa Clara County, CA, San Jose Unified School District, Election of 2002, Series D, 5.0%, 8/1/2032 (d)	10,000,000	9,180,950
Trust: Santa Clara County, CA, San Jose Unified School District, Series 1158, 144A, 8.76%, 8/1/2032, Leverage Factor at purchase date: 2 to 1

Total Municipal Inverse Floating Rate Notes (Cost $102,747,089)		97,749,312
	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $782,891,751) †	108.9	765,538,798
Other Assets and Liabilities, Net	(8.9)	(62,825,789)

Net Assets	100.0	702,713,009

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of November 30, 2008.

†

The cost for federal income tax purposes was $782,221,419. At November 30, 2008, net unrealized depreciation for all securities based on tax cost was $16,682,621. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $24,362,578 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $41,045,199.

.

(a)		Bond is insured by one of these companies:
Insurance Coverage		As a % of Total Investment Portfolio
Ambac Financial Group, Inc.		7.4
Financial Guaranty Insurance Co.		12.0
Financial Security Assurance, Inc.		14.8
MBIA Corp.		28.9
Radian		1.7
XL Capital Assurance		1.3
(b)		At November 30, 2008, this security has been pledged, in whole or in part, as collateral for open interest rate swaps.
(c)		Securities represent the underlying municipal obligations of inverse floating rate obligations held by the Fund.

(d)			Security forms part of the below tender option bond trust. Principal Amount and Value shown take into account the leverage factor.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

AMT: Subject to alternative minimum tax.
ETM: Bonds bearing the description ETM (escrow to maturity) are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on bonds so designated.

Prerefunded: Bonds which are prerefunded are collateralized usually by US Treasury securities which are held in escrow and used to pay principal and interest on tax-exempt issues and to retire the bonds in full at the earliest refunding date.

At November 30, 2008, open interest rate swaps were as follows:
Effective/ Expiration Dates	Notional Amount ($)	Cash Flows Paid by the Fund	Cash Flows Received by the Fund	Unrealized Depreciation ($)

2/17/2009 2/17/2023	17,300,000[1]	Fixed — 4.915%	Floating — LIBOR	(3,512,948)
12/10/2008 12/10/2023	11,500,000[2]	Fixed — 5.06%	Floating — LIBOR	(2,640,983)
12/10/2008 12/10/2023	11,350,000[3]	Fixed — 5.048%	Floating — LIBOR	(2,590,201)
Total unrealized depreciation on interest rate swaps				(8,744,132)

Counterparties:
1	Goldman Sachs & Co.
2	Citigroup Global Markets, Inc.
3	Morgan Stanley Co., Inc.
LIBOR: Represents the London InterBank Offered Rate.

Fair Value Measurements

The following is a summary of the inputs used as of November 30, 2008 in valuing the Fund's investments. Please see below for information on the Fund’s policy regarding valuation inputs, and their aggregate levels used in the table below:

Valuation Inputs	Investments in Securities	Other Financial Instruments††
Level 1	$ -	$ -
Level 2	765,538,798	(8,744,132)
Level 3	-	-
Total	$ 765,538,798	$ (8,744,132)

†† Other financial instruments are derivative instruments not reflected in the Investment Portfolio, such as swap contracts, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective at the beginning of the Fund’s fiscal year. FAS 157 establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)          There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                                DWS California Tax-Free Income Fund, a series of DWS State Tax-Free Income Series

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Michael G. Clark
Michael G. Clark

President

Date:	January 14, 2009

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                        January 14, 2009